Condensed Consolidating Financial Statements (Balance Sheet) (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets, Current [Abstract]
Cash and equivalents	$ 1,720,000,000	$ 2,497,000,000	$ 1,617,000,000	$ 1,542,000,000	$ 760,000,000	$ 835,000,000
Accounts receivable, net of allowance for doubtful accounts	1,063,000,000	932,000,000		949,000,000
Intercompany receivable	0	0		0
Deferred income taxes	203,000,000	363,000,000		108,000,000
Prepaid and other current assets	227,000,000	174,000,000		245,000,000
Assets held for sale		0		97,000,000
Total current assets	3,213,000,000	3,966,000,000		2,941,000,000
Property and equipment, net of accumulated depreciation	208,000,000	206,000,000		249,000,000
Goodwill	1,383,000,000	1,387,000,000		1,409,000,000	1,435,000,000
Other intangible assets, net	977,000,000	1,004,000,000		1,033,000,000
Asset for pension benefits	58,000,000	28,000,000		261,000,000
Investments in subsidiaries	0	0		0
Intercompany loans receivable	0	0		0
Other non-current assets	174,000,000	180,000,000		168,000,000
Total assets	6,013,000,000	6,771,000,000		6,061,000,000
Current liabilities:
Accounts payable	181,000,000	191,000,000		210,000,000
Intercompany payable	0	0		0
Accrued compensation and contributions to retirement plans	264,000,000	410,000,000		423,000,000
Income taxes currently payable	51,000,000	32,000,000		15,000,000
Unearned revenue	1,387,000,000	1,323,000,000		1,268,000,000
Accrued legal and regulatory settlements	23,000,000	1,609,000,000		0
Other current liabilities	334,000,000	402,000,000		402,000,000
Liabilities held for sale		0		54,000,000
Total current liabilities	2,240,000,000	3,967,000,000		2,372,000,000
Long-term debt	1,494,000,000	799,000,000		799,000,000
Intercompany loans payable	0	0		0
Pension and other postretirement benefits	285,000,000	333,000,000		264,000,000
Deferred income taxes	87,000,000	56,000,000		206,000,000
Other non-current liabilities	282,000,000	267,000,000		266,000,000
Total liabilities	4,388,000,000	5,422,000,000		3,907,000,000
Redeemable noncontrolling interest	810,000,000	810,000,000		810,000,000
Equity:
Common stock	412,000,000	412,000,000		412,000,000
Additional paid-in capital	435,000,000	493,000,000		447,000,000
Retained income	7,438,000,000	6,946,000,000		7,384,000,000
Accumulated other comprehensive loss	(511,000,000)	(514,000,000)		(196,000,000)
Less: common stock in treasury	(7,011,000,000)	(6,849,000,000)		(6,746,000,000)
Total equity – controlling interests	763,000,000	488,000,000		1,301,000,000
Total equity - noncontrolling interests	52,000,000	51,000,000		43,000,000
Total equity	815,000,000	539,000,000		1,344,000,000	840,000,000	1,584,000,000
Total liabilities and equity	6,013,000,000	6,771,000,000		6,061,000,000
Eliminations
Assets, Current [Abstract]
Cash and equivalents	0	0	0	0	0	0
Accounts receivable, net of allowance for doubtful accounts	0	0		0
Intercompany receivable	(2,664,000,000)	(4,648,000,000)		(3,630,000,000)
Deferred income taxes	0	0		0
Prepaid and other current assets	0	0		0
Assets held for sale				0
Total current assets	(2,664,000,000)	(4,648,000,000)		(3,630,000,000)
Property and equipment, net of accumulated depreciation	0	0		0
Goodwill	9,000,000	9,000,000		9,000,000
Other intangible assets, net	(3,000,000)	0		3,000,000
Asset for pension benefits	0	0		0
Investments in subsidiaries	(10,438,000,000)	(9,036,000,000)		(8,975,000,000)
Intercompany loans receivable	(2,194,000,000)	(1,972,000,000)		(364,000,000)
Other non-current assets	0	0		0
Total assets	(15,290,000,000)	(15,647,000,000)		(12,957,000,000)
Current liabilities:
Accounts payable	0	0		0
Intercompany payable	(2,663,000,000)	(4,559,000,000)		(3,540,000,000)
Accrued compensation and contributions to retirement plans	0	0		0
Income taxes currently payable	0	0		0
Unearned revenue	0	0		0
Accrued legal and regulatory settlements	0	0
Other current liabilities	0	0		0
Liabilities held for sale				0
Total current liabilities	(2,663,000,000)	(4,559,000,000)		(3,540,000,000)
Long-term debt	0	0		0
Intercompany loans payable	(2,195,000,000)	(2,061,000,000)		(452,000,000)
Pension and other postretirement benefits	0	0		0
Deferred income taxes	0	0		0
Other non-current liabilities	0	0		(1,000,000)
Total liabilities	(4,858,000,000)	(6,620,000,000)		(3,993,000,000)
Redeemable noncontrolling interest	810,000,000	810,000,000		810,000,000
Equity:
Common stock	(2,316,000,000)	(2,316,000,000)		(2,305,000,000)
Additional paid-in capital	(7,608,000,000)	(7,560,000,000)		(7,686,000,000)
Retained income	(1,411,000,000)	(60,000,000)		109,000,000
Accumulated other comprehensive loss	38,000,000	41,000,000		41,000,000
Less: common stock in treasury	4,000,000	7,000,000		24,000,000
Total equity – controlling interests	(11,293,000,000)	(9,888,000,000)		(9,817,000,000)
Total equity - noncontrolling interests	51,000,000	51,000,000		43,000,000
Total equity	(11,242,000,000)	(9,837,000,000)		(9,774,000,000)
Total liabilities and equity	(15,290,000,000)	(15,647,000,000)		(12,957,000,000)
McGraw Hill Financial, Inc.
Assets, Current [Abstract]
Cash and equivalents	531,000,000	1,402,000,000	649,000,000	685,000,000	119,000,000	289,000,000
Accounts receivable, net of allowance for doubtful accounts	118,000,000	120,000,000		108,000,000
Intercompany receivable	246,000,000	525,000,000		234,000,000
Deferred income taxes	72,000,000	72,000,000		55,000,000
Prepaid and other current assets	74,000,000	80,000,000		161,000,000
Assets held for sale				97,000,000
Total current assets	1,041,000,000	2,199,000,000		1,340,000,000
Property and equipment, net of accumulated depreciation	113,000,000	111,000,000		135,000,000
Goodwill	107,000,000	109,000,000		138,000,000
Other intangible assets, net	12,000,000	13,000,000		17,000,000
Asset for pension benefits	0	0		232,000,000
Investments in subsidiaries	2,516,000,000	1,258,000,000		2,215,000,000
Intercompany loans receivable	17,000,000	19,000,000		40,000,000
Other non-current assets	73,000,000	81,000,000		92,000,000
Total assets	3,879,000,000	3,790,000,000		4,209,000,000
Current liabilities:
Accounts payable	53,000,000	59,000,000		52,000,000
Intercompany payable	1,280,000,000	2,566,000,000		1,665,000,000
Accrued compensation and contributions to retirement plans	106,000,000	133,000,000		145,000,000
Income taxes currently payable	0	15,000,000		3,000,000
Unearned revenue	270,000,000	259,000,000		251,000,000
Accrued legal and regulatory settlements	0	0
Other current liabilities	156,000,000	194,000,000		227,000,000
Liabilities held for sale				54,000,000
Total current liabilities	1,865,000,000	3,226,000,000		2,397,000,000
Long-term debt	1,494,000,000	799,000,000		799,000,000
Intercompany loans payable	22,000,000	109,000,000		89,000,000
Pension and other postretirement benefits	226,000,000	272,000,000		220,000,000
Deferred income taxes	(226,000,000)	(245,000,000)		(155,000,000)
Other non-current liabilities	322,000,000	219,000,000		235,000,000
Total liabilities	3,703,000,000	4,380,000,000		3,585,000,000
Redeemable noncontrolling interest	0	0		0
Equity:
Common stock	412,000,000	412,000,000		412,000,000
Additional paid-in capital	(201,000,000)	(116,000,000)		(87,000,000)
Retained income	7,281,000,000	6,282,000,000		7,195,000,000
Accumulated other comprehensive loss	(305,000,000)	(319,000,000)		(150,000,000)
Less: common stock in treasury	(7,011,000,000)	(6,849,000,000)		(6,746,000,000)
Total equity – controlling interests	176,000,000	(590,000,000)		624,000,000
Total equity - noncontrolling interests	0	0		0
Total equity	176,000,000	(590,000,000)		624,000,000
Total liabilities and equity	3,879,000,000	3,790,000,000		4,209,000,000
Standard & Poor's Financial Services, LLC
Assets, Current [Abstract]
Cash and equivalents	0	0	0	0	0	0
Accounts receivable, net of allowance for doubtful accounts	318,000,000	293,000,000		345,000,000
Intercompany receivable	1,114,000,000	2,125,000,000		1,394,000,000
Deferred income taxes	173,000,000	334,000,000		34,000,000
Prepaid and other current assets	30,000,000	27,000,000		1,000,000
Assets held for sale				0
Total current assets	1,635,000,000	2,779,000,000		1,774,000,000
Property and equipment, net of accumulated depreciation	3,000,000	5,000,000		7,000,000
Goodwill	41,000,000	41,000,000		41,000,000
Other intangible assets, net	0	0		0
Asset for pension benefits	0	0		0
Investments in subsidiaries	695,000,000	653,000,000		646,000,000
Intercompany loans receivable	361,000,000	358,000,000		344,000,000
Other non-current assets	20,000,000	25,000,000		27,000,000
Total assets	2,755,000,000	3,861,000,000		2,839,000,000
Current liabilities:
Accounts payable	46,000,000	45,000,000		56,000,000
Intercompany payable	611,000,000	617,000,000		391,000,000
Accrued compensation and contributions to retirement plans	53,000,000	121,000,000		119,000,000
Income taxes currently payable	0	1,000,000		0
Unearned revenue	600,000,000	585,000,000		559,000,000
Accrued legal and regulatory settlements	23,000,000	1,609,000,000
Other current liabilities	9,000,000	0		0
Liabilities held for sale				0
Total current liabilities	1,342,000,000	2,978,000,000		1,125,000,000
Long-term debt	0	0		0
Intercompany loans payable	0	0		0
Pension and other postretirement benefits	0	0		0
Deferred income taxes	52,000,000	51,000,000		24,000,000
Other non-current liabilities	9,000,000	8,000,000		3,000,000
Total liabilities	1,403,000,000	3,037,000,000		1,152,000,000
Redeemable noncontrolling interest	0	0		0
Equity:
Common stock	0	0		0
Additional paid-in capital	1,166,000,000	1,153,000,000		1,121,000,000
Retained income	186,000,000	(329,000,000)		542,000,000
Accumulated other comprehensive loss	0	0		24,000,000
Less: common stock in treasury	0	0		0
Total equity – controlling interests	1,352,000,000	824,000,000		1,687,000,000
Total equity - noncontrolling interests	0	0		0
Total equity	1,352,000,000	824,000,000		1,687,000,000
Total liabilities and equity	2,755,000,000	3,861,000,000		2,839,000,000
Non-Guarantor Subsidiaries
Assets, Current [Abstract]
Cash and equivalents	1,189,000,000	1,095,000,000	$ 968,000,000	857,000,000	$ 641,000,000	$ 546,000,000
Accounts receivable, net of allowance for doubtful accounts	627,000,000	519,000,000		496,000,000
Intercompany receivable	1,304,000,000	1,998,000,000		2,002,000,000
Deferred income taxes	(42,000,000)	(43,000,000)		19,000,000
Prepaid and other current assets	123,000,000	67,000,000		83,000,000
Assets held for sale				0
Total current assets	3,201,000,000	3,636,000,000		3,457,000,000
Property and equipment, net of accumulated depreciation	92,000,000	90,000,000		107,000,000
Goodwill	1,226,000,000	1,228,000,000		1,221,000,000
Other intangible assets, net	968,000,000	991,000,000		1,013,000,000
Asset for pension benefits	58,000,000	28,000,000		29,000,000
Investments in subsidiaries	7,227,000,000	7,125,000,000		6,114,000,000
Intercompany loans receivable	1,816,000,000	1,595,000,000		(20,000,000)
Other non-current assets	81,000,000	74,000,000		49,000,000
Total assets	14,669,000,000	14,767,000,000		11,970,000,000
Current liabilities:
Accounts payable	82,000,000	87,000,000		102,000,000
Intercompany payable	772,000,000	1,376,000,000		1,484,000,000
Accrued compensation and contributions to retirement plans	105,000,000	156,000,000		159,000,000
Income taxes currently payable	51,000,000	16,000,000		12,000,000
Unearned revenue	517,000,000	479,000,000		458,000,000
Accrued legal and regulatory settlements	0	0
Other current liabilities	169,000,000	208,000,000		175,000,000
Liabilities held for sale				0
Total current liabilities	1,696,000,000	2,322,000,000		2,390,000,000
Long-term debt	0	0		0
Intercompany loans payable	2,173,000,000	1,952,000,000		363,000,000
Pension and other postretirement benefits	59,000,000	61,000,000		44,000,000
Deferred income taxes	261,000,000	250,000,000		337,000,000
Other non-current liabilities	(49,000,000)	40,000,000		29,000,000
Total liabilities	4,140,000,000	4,625,000,000		3,163,000,000
Redeemable noncontrolling interest	0	0		0
Equity:
Common stock	2,316,000,000	2,316,000,000		2,305,000,000
Additional paid-in capital	7,078,000,000	7,016,000,000		7,099,000,000
Retained income	1,382,000,000	1,053,000,000		(462,000,000)
Accumulated other comprehensive loss	(244,000,000)	(236,000,000)		(111,000,000)
Less: common stock in treasury	(4,000,000)	(7,000,000)		(24,000,000)
Total equity – controlling interests	10,528,000,000	10,142,000,000		8,807,000,000
Total equity - noncontrolling interests	1,000,000	0		0
Total equity	10,529,000,000	10,142,000,000		8,807,000,000
Total liabilities and equity	$ 14,669,000,000	$ 14,767,000,000		$ 11,970,000,000